Commitment and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Lease expiration year	2023	2023
Rent expense under operating leases		$ 2.9	$ 2.5	$ 1.8
Outstanding principal payments under capital lease obligations		$ 1.0